Investment in an Associate (Details) - Schedule of Financial Information of the Company’s Investment - Altamira Medica [Member]	12 Months Ended
Dec. 31, 2023 CHF (SFr) shares
Investment in an Associate (Details) - Schedule of Financial Information of the Company’s Investment [Line Items]
Current assets	SFr 1,793,690
Non-current assets
Current liabilities	(897,665)
Non-current liabilities	(989,411)
Equity	SFr (93,386)
Company’s share in equity - 49% (in Shares) | shares	(45,759)
Goodwill	SFr 2,463,071
Company’s carrying amount of the investment	SFr 2,417,312